Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of fair value on a recurring basis [Abstract]
Fair value as of December 31, 2020
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	14,750,000
Initial measurement of over-allotment warrants	1,957,500
Transfer of Public Warrants to Level 1 measurement	(7,935,000)
Change in fair value	(4,037,000)
Fair value as of September 30, 2021	$ 4,735,500